Deferred revenue - Rollforward (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Analysis of deferred revenue
Balance at beginning of year		¥ 1,893,269
Balance at end of year	$ 357,170	2,240,387	¥ 1,893,269
Unearned storage fees
Analysis of deferred revenue
Balance at beginning of year	281,126	1,763,389	1,482,074	¥ 1,232,243
Deferred revenue arising from new customers	107,453	674,015	559,588	493,354
Credited to income	(51,846)	(325,209)	(278,273)	(243,523)
Balance at end of year	$ 336,733	¥ 2,112,195	¥ 1,763,389	¥ 1,482,074